Thrivent Core Investment Grade Corporate Bond Fund Performance Management - Thrivent Core Investment Grade Corporate Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	No performance information for the Fund is provided because it does not yet have a full calendar year of performance history. The index descriptions appear in the “Index Descriptions” section of the prospectus. Call 800-847-4836 for performance results current to the most recent month-end. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future. Performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past is not necessarily an indication of how it will perform in the future.
Performance One Year or Less [Text]	No performance information for the Fund is provided because it does not yet have a full calendar year of performance history.
Performance Availability Phone [Text]	800-847-4836